Debt - Gain on Extinguishment of Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Extinguishment of Debt [Line Items]
Gain on debt extinguishment	$ 229	$ 0	$ 0
Release of interest accrued [member]
Extinguishment of Debt [Line Items]
Gain on debt extinguishment	201
Release of unamortized yield adjustments [member]
Extinguishment of Debt [Line Items]
Gain on debt extinguishment	43
Release of unamortized debt issuance costs [member]
Extinguishment of Debt [Line Items]
Gain on debt extinguishment	$ (15)